STATEMENTS OF FINANCIAL POSITION - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Assets
Cash and cash equivalents (note 4)	$ 1,785,403	$ 1,808,052
Prepaid expenses and accounts receivable (note 5)	167,151	6,750
Income tax recoverable (note 22)	1,600,000
Total current assets	3,552,554	1,814,802
Cryptocurrencies (note 6)	126,529,342	25,575,512
Intangible assets (note 7)	38,809,125
Fixed assets (note 8)	20,320
Investments (note 9)	685,662	1,513,331
Total assets	169,597,003	28,903,645
Liabilities
Accounts payable and accrued liabilities (notes 10 and 18)	2,317,122	232,929
Income tax payable (note 22)		1,547,686
Credit facility (note 11)	16,164,590
Convertible debentures (note 12)	14,477,841
Total current liabilities	32,959,553	1,780,615
Long-term liabilities
Convertible debenture (note 12)	21,271,816
Deferred tax liability (note 22)	584,981	399,406
Total liabilities	54,816,350	2,180,021
Shareholders' Equity
Capital stock (note 13)	70,428,555	17,256,668
Reserves (notes 12, 14, 15 and 16)	72,442,431	17,297,454
Accumulated other comprehensive (loss) income	19,049,001	2,540,513
Accumulated deficit	(47,139,334)	(10,371,011)
Total shareholder's equity	114,780,653	26,723,624
Total liabilities and shareholder's equity	$ 169,597,003	$ 28,903,645